CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
CASH ,CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash and cash equivalents

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
Cash and cash equivalents on the consolidated balance sheets	106,708	41,127	5,982

Schedule of restricted cash

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
Restricted cash	—	5,461	794